Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets

	As of				As of
	January 01,				December 31,
Acquisition cost:	2019		Additions	Disposals	2019

Brand	Ps.	253,000	—	—	253,000
Customer relationships		64,000	—	—	64,000
Software		17,135	4,516	—	21,651
Brands and logo rights		6,209	1,399	—	7,608

	Ps.	340,344	5,915	—	346,259

	As of				As of
	January 01,		Amortization		December 31,
Accumulated amortization:	2019		expense	Disposals	2019

Customer relationships	Ps.	(24,533)	(6,400)	—	(30,933)
Software		—	(421)	—	(421)
Brands and logo rights		(3,712)	(228)	—	(3,940)

	Ps.	(28,245)	(7,049)	—	(35,294)

	As of				As of
	December 31,				January 03,
Acquisition cost:	2019		Additions	Disposals	2021

Brand	Ps.	253,000	—	—	253,000
Customer relationships		64,000	—	—	64,000
Software		21,651	24,333	—	45,984
Brands and logo rights		7,608	276	(2,491)	5,393

	Ps.	346,259	24,609	(2,491)	368,377

	As of				As of
	December 31,		Amortization		January 03,
Accumulated amortization:	2019		expense	Disposals	2021

Customer relationships	Ps.	(30,933)	(6,400)	—	(37,333)
Software		(421)	(6,675)	—	(7,096)
Brands and logo rights		(3,940)	(647)	—	(4,587)

	Ps.	(35,294)	(13,722)	—	(49,016)

	As of				As of
	January 03,				December 31,
Acquisition cost:	2021		Additions	Disposals	2021

Brand	Ps.	253,000	—	—	253,000
Customer relationships		64,000	—	—	64,000
Software		45,984	65,356	—	111,340
Brands and logo rights		5,393	70	—	5,463

	Ps.	368,377	65,426	—	433,803

	As of				As of
	January 03,		Amortization		December 31,
Accumulated amortization:	2021		expense	Disposals	2021

Customer relationships	Ps.	(37,333)	(6,400)	—	(43,733)
Software		(7,096)	(8,377)	—	(15,473)
Brands and logo rights		(4,587)	(250)	—	(4,837)

	Ps.	(49,016)	(15,027)	—	(64,043)